Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ALGER INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000911415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
Alger Capital Appreciation Institutional Fund (Prospectus Summary) | Alger Capital Appreciation Institutional Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALARX
Alger Capital Appreciation Institutional Fund (Prospectus Summary) | Alger Capital Appreciation Institutional Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACARX
Alger Large Cap Growth Institutional Fund (Prospectus Summary) | Alger Large Cap Growth Institutional Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGRX
Alger Large Cap Growth Institutional Fund (Prospectus Summary) | Alger Large Cap Growth Institutional Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGIX
Alger Mid Cap Growth Institutional Fund (Prospectus Summary) | Alger Mid Cap Growth Institutional Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMRX
Alger Mid Cap Growth Institutional Fund (Prospectus Summary) | Alger Mid Cap Growth Institutional Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGIRX
Alger Small Cap Growth Institutional Fund (Prospectus Summary) | Alger Small Cap Growth Institutional Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALSRX
Alger Small Cap Growth Institutional Fund (Prospectus Summary) | Alger Small Cap Growth Institutional Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASIRX